EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2023	2022	2021
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share	10,305,179	6,037,186	39,949,661
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	583,536	585,317	592,046
Basic and diluted earnings per share (in pesos)	17.6599	10.3144	67.4772